Net finance income (Details) - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Net finance income
Interest payable on bank loans and overdrafts	£ (545)	£ (245)	£ (800)	£ (583)
Interest payable on secured term loan facility, senior secured notes and revolving facilities	(4,236)	(4,345)	(8,263)	(9,455)
Interest payable on lease liabilities (note 14)	(26)	(33)	(54)	(68)
Amortization of issue costs on secured term loan facility and senior secured notes	(152)	(146)	(294)	(291)
Unwinding of discount relating to registrations	(300)	(192)	(455)	(1,169)
Reclassified from hedging reserve			(14,837)
Fair value movements on derivative financial instruments:
Embedded foreign exchange derivatives	(463)	(425)	(593)	(346)
Total finance costs	(5,722)	(5,386)	(25,296)	(11,912)
Interest receivable on short-term bank deposits		415	1	1,070
Foreign exchange gains on retranslation of unhedged US dollar borrowings	23,752	19,522	42,835	17,074
Hedge ineffectiveness on cash flow hedges	1,525	707	2,036	588
Fair value movements on derivative financial instruments:
Foreign currency options	147		147
Total finance income	25,424	20,644	45,019	18,732
Net finance income	£ 19,702	£ 15,258	£ 19,723	£ 6,820